Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the “CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by locations. Based on management’s assessment, the Company has determined that it has two operating segments, China and the United States.

The following table presents the segment information for the years ended December 31, 2022, 2021, and 2020, respectively:

	For the Year Ended December 31, 2022
	China	United States	Total
Revenue	$9,491,208	$3,780,867	$13,272,075
Cost of revenue	5,080,616	2,088,788	7,169,404
Gross profit	$4,410,592	$1,692,079	$6,102,671
Net income (loss)	$924,321	$(2,212,526)	$(1,288,205)
Interest expense	$(35,457)	$-	$(35,457)
Provision for income tax	$9,547	$-	$9,547
Depreciation and amortization	$385,736	$315,725	$701,461
Capital expenditures	$671,965	$188,069	$860,034

	For the Year Ended December 31, 2021
	China	United States	Total
Revenue	$12,796,089	$1,894,206	$14,690,295
Cost of revenue	6,582,462	1,177,410	7,759,872
Gross profit	$6,213,627	$716,796	$6,930,423
Net income (loss)	$2,027,809	$(1,521,040)	$506,769
Interest expense	$(98,033)	$-	$(98,033)
Provision for income tax	$16,277	$-	$16,277
Depreciation and amortization	$317,702	$287,551	$605,253
Capital expenditures	$1,096,051	$942,003	$2,038,054

	For the Year Ended December 31, 2020
	China	United States	Total
Revenue	$8,973,742	$1,339,770	$10,313,512
Cost of revenue	4,410,288	753,890	5,164,178
Gross profit	$4,563,454	$585,880	$5,149,334
Net income (loss)	$1,477,377	$(1,641,406)	$(164,029)
Interest expense	$(108,852)	$-	$(108,852)
Provision for income tax	$14,584	$-	$14,584
Depreciation and amortization	$276,981	$208,845	$485,826
Capital expenditures	$262,284	$312,049	$574,333

	December 31, 2022	December 31, 2021
Total assets:
China	$11,704,732	$12,625,783
United Stated	15,624,454	12,370,311
Total assets	$27,329,186	$24,996,094

Total liabilities:
China	$12,102,414	$13,163,745
United Stated	14,049,723	8,997,390
Total liabilities	$26,152,137	$22,161,135